Other non-current assets - Additional Information (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Aug. 31, 2022 EUR (€)	Sep. 14, 2021
Disclosure Of Other Non Current Assets [Line Items]
Pre-tax impact on other comprehensive income		€ 47
Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income		346
Senior bond
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments			€ 329	€ 447
Financial instruments held to fund deferred compensation plan
Disclosure Of Other Non Current Assets [Line Items]
Financial investments		572	512	549
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		1,088	936	823
Trading equity securities | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		470	387	396
Unquoted equity investments
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI		618	549	427
Unquoted equity investments | Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans		107
Commitments related to unquoted debt securities
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI		65	60
Financial assets at fair value through profit or loss		159	192
Quoted equity securities
Disclosure Of Other Non Current Assets [Line Items]
Unrealized after-tax losses		349	256	322
SPMSD contingent consideration asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		214	303	378
Non-current assets | Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		104	196	275
Unquoted debt securities not meeting the definition of equity instruments
Disclosure Of Other Non Current Assets [Line Items]
Financial assets at fair value through profit or loss		132	115	€ 78
Increase of ten percent basis point in market interest rate | Debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax		1
Increase of ten percent basis point in market interest rate | Quoted debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax		€ 1
Regeneron
Disclosure Of Other Non Current Assets [Line Items]
Proceeds from sales of investments accounted for using equity method | $	$ 174
Innovent Biologics
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income, transaction amount			€ 228		€ 250
Translate Bio
Disclosure Of Other Non Current Assets [Line Items]
Investments, ownership percentage						5.00%